Repurchase of Shares	12 Months Ended
Sep. 30, 2017
Equity [Abstract]
Repurchase of Shares

Note 11 — Repurchase of Shares

From time to time, the Company’s Board of Directors has adopted share repurchase plans authorizing the repurchase of the Company’s outstanding ordinary shares. The current share repurchase plan, adopted by the Company’s Board of Directors on February 2, 2016, authorizes the repurchase of up to $750,000 of the Company’s outstanding ordinary shares with no expiration date. In fiscal year 2017, the Company repurchased approximately 5,519 ordinary shares at an average price of $61.70 per share (excluding broker and transaction fees). As of September 30, 2017, the Company had remaining authority to repurchase up to $256,261 of its outstanding ordinary shares. On November 8, 2017, the Company’s Board of Directors adopted another share repurchase plan for the repurchase of up to an additional $800,000 of its outstanding ordinary shares with no expiration date. The authorizations permit the Company to purchase its ordinary shares in open market or privately negotiated transactions at times and prices that it considers appropriate.